Report of Independent Registered Public Accounting
Firm
To the Shareholders and Board of Trustees
SEI Tax-Exempt Trust:
In planning and performing our audit of the
financial statements of SEI Tax-Exempt Trust,
comprised of the Intermediate-Term Municipal Fund,
Short Duration Municipal Fund, California Municipal
Bond Fund, Massachusetts Municipal Bond Fund, New
Jersey Municipal Bond Fund, New York Municipal Bond
Fund, Pennsylvania Municipal Bond Fund, and Tax-
Advantaged Income Fund (collectively, the Funds) as
of and for the year ended August 31, 2018, in
accordance with the standards of the Public Company
Accounting Oversight Board (United States), we
considered the Funds internal control over financial
reporting, including controls over safeguarding
securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion
on the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose
of expressing an opinion on the effectiveness of the
Funds internal control over financial reporting.
Accordingly, we express no such opinion.
Management of the Funds is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with generally accepted
accounting principles. A companys internal control
over financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of
the assets of the company; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with GAAP, and that
receipts and expenditures of the company are being
made only in accordance with authorizations of
management and trustees of the company; and (3)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or
disposition of a companys assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of the Funds annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds internal
control over financial reporting and its operation,
including controls over safeguarding securities that
we consider to be a material weakness as defined
above as of August 31, 2018.
This report is intended solely for the information
and use of management and the Board of Trustees of
SEI Tax-Exempt Trust and the Securities and Exchange
Commission and is not intended to be and should not
be used by anyone other than these specified
parties.
/s/ KPMG LLP
Philadelphia, PA
October 29, 2018